Subsequent Events (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Jul. 11, 2022 USD ($) ft²	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Oct. 05, 2021
Subsequent Event [Line Items]
Lease term (in months)		4 months	4 months	11 months
Operating lease monthly payments		$ 194	$ 223
Subsequent Event
Subsequent Event [Line Items]
Operating lease, square footage | ft²	4,200
Lease term (in months)	13 months
Operating lease monthly payments	$ 19